Long term debt - Series 1 Debentures (Details) - CAD			12 Months Ended
	Aug. 14, 2015	Apr. 08, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 14, 2014	Apr. 07, 2010
Debt Instrument [Line Items]
Loss on extinguishment of debentures			CAD 576,000	CAD 54,000	CAD 6,476,000
Corporate debentures | Series 1 Debentures
Debt Instrument [Line Items]
Face amount of long term debt							CAD 225,000,000
Stated interest rate on long term debt							9.125%
Redemption price as a percentage of the principal amount	101.52%
Redemption premium upon a change of control							101.00%
Redeemed debentures				16,300,000		CAD 37,500,000
Accrued and unpaid debenture interest	CAD 1,200,000			CAD 100,000
Loss on extinguishment of debentures	CAD 576,000
Redemption amount of Series 1 Debentures			CAD 1,300,000
Corporate debentures | Series 1 Debentures | On or after April 7, 2016
Debt Instrument [Line Items]
Redemption price as a percentage of the principal amount		100.00%